CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Total convertible notes		$ 3,697,611
Unamortized note discount		(535,634)
Total on Balance sheet		3,161,977
Convertible Notes Payable 22 [Member]
Issue Date	--12-23
Maturity Date	--06-23
Stated Interest Rate	10.00%
Conversion Terms	Fixed at $7.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		536,400
Convertible note [Member]
Issue Date	--02-24
Maturity Date	--02-24
Stated Interest Rate	10.00%
Conversion Terms	Variable at $25.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		980,858
Convertible Note1 [Member]
Issue Date	--04-04
Maturity Date	--04-04
Stated Interest Rate	10.00%
Conversion Terms	Variable at $25.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		215,000
Convertible Note2 [Member]
Issue Date	--06-06
Maturity Date	--06-06
Stated Interest Rate	10.00%
Conversion Terms	Variable at $25.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		30,000
Convertible Note3 [Member]
Issue Date	--08-12
Maturity Date	--11-12
Stated Interest Rate	10.00%
Conversion Terms	Variable at $9.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		27,500
Convertible Note4 [Member]
Issue Date	--08-20
Maturity Date	--08-20
Stated Interest Rate	8.00%
Conversion Terms	Variable at $9.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		20,000
Convertible Note5 [Member]
Issue Date	--10-15
Maturity Date	--10-15
Stated Interest Rate	8.00%
Conversion Terms	Variable at $12.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		340,000
Convertible Note6 [Member]
Issue Date	--11-20
Maturity Date	--11-20
Stated Interest Rate	5.00%
Conversion Terms	Variable at $9.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		10,748
Convertible Note7 [Member]
Issue Date	--12-18
Maturity Date	--12-14
Stated Interest Rate	9.00%
Conversion Terms	Fixed at $10.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		50,000
Convertible Note8 [Member]
Issue Date	--01-05
Maturity Date	--05-31
Stated Interest Rate
Conversion Terms	Fixed at $8.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		452,729
Convertible Note9 [Member]
Issue Date	--01-31
Maturity Date	--05-31
Stated Interest Rate
Conversion Terms	Fixed at $4.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		24,135
Convertible Note10 [Member]
Issue Date	--02-27
Maturity Date	--02-27
Stated Interest Rate	5.00%
Conversion Terms	Variable at $9.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		58,500
Convertible Note11 [Member]
Issue Date	--04-02
Maturity Date	--06-02
Stated Interest Rate	8.00%
Conversion Terms	Fixed at $7.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		80,967
Convertible Note12 [Member]
Issue Date	--04-18
Maturity Date	--12-18
Stated Interest Rate	8.00%
Conversion Terms	Fixed at $7.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		31,688
Convertible Note13 [Member]
Issue Date	--05-02
Maturity Date	--05-31
Stated Interest Rate	10.00%
Conversion Terms	Variable at $3.44
Principal Balance December 31, 2014
Principal Balance December 31,2013		50,000
Convertible Note14 [Member]
Issue Date	--05-05
Maturity Date	--07-05
Stated Interest Rate	8.00%
Conversion Terms	Fixed at $7.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		45,000
Convertible Note15 [Member]
Issue Date	--05-14
Maturity Date	--05-14
Stated Interest Rate	8.00%
Conversion Terms	Fixed at $6.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		126,000
Convertible Note16 [Member]
Issue Date	--06-27
Maturity Date	--06-27
Stated Interest Rate	5.00%
Conversion Terms	Variable at $9.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		37,620
Convertible Note17 [Member]
Issue Date	--06-19
Maturity Date	--06-19
Stated Interest Rate	10.00%
Conversion Terms	Variable at $9.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		32,000
Convertible Note18 [Member]
Issue Date	--07-12
Maturity Date	--07-12
Stated Interest Rate	8.00%
Conversion Terms	Fixed at $3.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		96,800
Convertible Note19 [Member]
Issue Date	--10-18
Maturity Date	--04-18
Stated Interest Rate
Conversion Terms	Variable at $1.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		94,444
Convertible Notes I [Member]
Issue Date	--11-01
Maturity Date	--05-01
Stated Interest Rate
Conversion Terms	Variable at $1.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		80,000
Convertible Notes II [Member]
Issue Date	--12-19
Maturity Date	--06-19
Stated Interest Rate
Conversion Terms	Variable at $1.00
Principal Balance December 31, 2014
Principal Balance December 31,2013		$ 277,222